UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: October 1, 2015 – December 31, 2015

Item 1.  Schedule of Investments.

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCK (58.5%)
Aerospace & Defense (0.7%)
The Boeing Co.	1,235	$178,569

Auto Manufacturers (1.9%)
Ford Motor Co.	12,160	171,334
General Motors Co.	4,405	149,814
PACCAR, Inc.	2,985	141,489
		462,637
Auto Parts & Equipment (0.6%)
Johnson Controls, Inc.	3,780	149,272

Banks (8.3%)
Bank of America Corp.	10,715	180,334
BB&T Corp.	4,130	156,155
Capital One Financial Corp.	2,280	164,570
Citigroup, Inc.	3,125	161,719
Fifth Third Bancorp	9,350	187,935
JPMorgan Chase & Co.	2,715	179,272
KeyCorp	12,770	168,436
State Street Corp.	2,300	152,628
SunTrust Banks, Inc.	3,675	157,437
The Goldman Sachs Group, Inc.	845	152,294
U.S. Bancorp	4,115	175,587
Wells Fargo & Co.	2,900	157,644
		1,994,011
Biotechnology (2.2%)
Amgen, Inc.	1,010	163,953
Biogen, Inc.(a)	610	186,873
Gilead Sciences, Inc.	1,830	185,178
		536,004
Chemicals (2.1%)
Eastman Chemical Co.	2,660	179,577
The Dow Chemical Co.	3,325	171,171
The Mosaic Co.	5,105	140,847
		491,595
Computers (2.6%)
Apple, Inc.	1,630	171,574
Cognizant Technology Solutions Corp., Class A(a)	2,710	162,654
International Business Machines Corp.	1,165	160,327
NetApp, Inc.	5,295	140,477
		635,032
Diversified Financial Services (3.3%)
Ally Financial, Inc.(a)	7,945	148,095

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (3.3%) (continued)
American Express Co.	2,295	$159,617
Ameriprise Financial, Inc.	1,410	150,052
Discover Financial Services	3,280	175,874
The Western Union Co.	8,740	156,533
		790,171
Electric (2.2%)
Entergy Corp.	2,565	175,343
Exelon Corp.	6,185	171,758
FirstEnergy Corp.	5,655	179,433
		526,534
Engineering & Construction (0.7%)
Fluor Corp.	3,430	161,965

Food (1.3%)
Campbell Soup Co.	2,985	156,862
Tyson Foods, Inc., Class A	3,095	165,056
		321,918
Forest Products & Paper (0.6%)
International Paper Co.	3,985	150,234

Healthcare Services (2.9%)
Anthem, Inc.	1,245	173,603
HCA Holdings, Inc.(a)	2,440	165,017
Quest Diagnostics, Inc.	2,640	187,810
Universal Health Services, Inc., Class B	1,345	160,714
		687,144
Home Furnishings (0.6%)
Whirlpool Corp.	1,010	148,339

Insurance (5.5%)
ACE, Ltd.	1,450	169,432
Aetna, Inc.	1,585	171,370
Aflac, Inc.	2,730	163,527
Lincoln National Corp.	3,290	165,355
MetLife, Inc.	3,460	166,807
Prudential Financial, Inc.	1,855	151,016
The Hartford Financial Services Group, Inc.	3,660	159,064
The Travelers Cos., Inc.	1,475	166,468
		1,313,039
Leisure Time (0.6%)
Harley-Davidson, Inc.	3,400	154,326

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Lodging (0.6%)
Wyndham Worldwide Corp.	2,100	$152,565

Media (1.8%)
Comcast Corp., Class A	2,755	155,465
Time Warner, Inc.	2,285	147,771
Viacom, Inc., Class B	3,270	134,593
		437,829
Miscellaneous Manufacturing (0.6%)
Eaton Corp. PLC	2,880	149,875

Oil & Gas (2.6%)
Chevron Corp.	1,760	158,330
Ensco PLC, Class A	10,160	156,362
Exxon Mobil Corp.	2,045	159,408
Occidental Petroleum Corp.	2,385	161,250
		635,350
Packaging & Containers (0.7%)
Sealed Air Corp.	3,690	164,574

Pharmaceuticals (3.6%)
Cardinal Health, Inc.	2,085	186,128
Express Scripts Holding Co.(a)	2,185	190,991
McKesson Corp.	805	158,770
Pfizer, Inc.	4,910	158,495
Teva Pharmaceutical Industries, Ltd., ADR	2,460	161,474
		855,858
Retail (3.6%)
Bed Bath & Beyond, Inc.(a)	2,600	125,450
Macy's, Inc.	4,180	146,216
Michael Kors Holdings, Ltd.(a)	3,910	156,635
Nordstrom, Inc.	3,165	157,649
The Gap, Inc.	5,290	130,663
Wal-Mart Stores, Inc.	2,510	153,863
		870,476
Semiconductors (0.8%)
Lam Research Corp.	2,375	188,622

Software (1.3%)
Akamai Technologies, Inc.(a)	3,005	158,153
VMware, Inc., Class A(a)	2,830	160,093
		318,246

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Telecommunications (4.2%)
AT&T, Inc.	5,050	$173,770
CenturyLink, Inc.	6,150	154,734
Cisco Systems, Inc.	6,610	179,495
Discovery Communications, Inc., Class A(a)	5,800	154,744
Juniper Networks, Inc.	6,190	170,844
Verizon Communications, Inc.	3,735	172,632
		1,006,219
Transportation (2.6%)
CH Robinson Worldwide, Inc.	2,405	149,158
Cummins, Inc.	1,815	159,738
Union Pacific Corp.	1,955	152,881
United Rentals, Inc.(a)	2,090	151,609
		613,386
TOTAL COMMON STOCK (COST $14,936,236)		14,093,790

EXCHANGE TRADED FUNDS (4.1%)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	20,135	520,892
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	19,030	475,179

TOTAL EXCHANGE TRADED FUNDS (COST $1,007,056)		996,071

	Principal Amount	Fair Value
GOVERNMENT BOND (2.1%)
U.S. Treasury Inflation Indexed Bond, 0.125%, 01/15/2022	$500,000	508,545

TOTAL GOVERNMENT BOND (COST $518,320)		508,545

CORPORATE BONDS (30.3%)
Agriculture (0.9%)
Reynolds American, Inc., 6.750%, 06/15/2017	200,000	213,510

Auto Manufacturers (1.4%)
Ford Motor Co., 9.215%, 09/15/2021	275,000	344,137

Banks (3.7%)
Bank of America Corp., MTN, 4.750%, 08/15/2020	250,000	265,572
The Goldman Sachs Group, Inc., 5.750%, 01/24/2022	300,000	341,195
The Goldman Sachs Group, Inc., MTN, 4.000%, 03/18/2029(b)	300,000	292,965
		899,732

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	December 31, 2015 (Unaudited)

	Principal Amount	Fair Value
Chemicals (1.8%)
CF Industries, Inc., 7.125%, 05/01/2020	$250,000	$282,183
The Dow Chemical Co., 2.500%, 02/15/2016	150,000	150,216
		432,399
Cosmetics & Personal Care (0.7%)
The Estee Lauder Cos., Inc., 5.550%, 05/15/2017	150,000	157,940

Diversified Financial Services (3.6%)
Credit Suisse USA, Inc., 5.375%, 03/02/2016	250,000	251,705
Fiserv, Inc., 4.750%, 06/15/2021	300,000	320,518
Weyerhaeuser Co., 7.125%, 07/15/2023	250,000	296,087
		868,310
Electronics (2.5%)
Agilent Technologies, Inc., 5.000%, 07/15/2020	270,000	290,102
Tech Data Corp., 3.750%, 09/21/2017	300,000	303,608
		593,710
Entertainment (1.1%)
International Game Technology, 7.500%, 06/15/2019	250,000	267,450

Food (0.7%)
Safeway, Inc., 3.950%, 08/15/2020	200,000	169,750

Healthcare Services (1.2%)
Humana, Inc., 6.300%, 08/01/2018	250,000	275,207

Home Furnishings (0.6%)
Whirlpool Corp., 6.500%, 06/15/2016	150,000	153,222

Insurance (1.8%)
The Travelers Cos., Inc., 5.900%, 06/02/2019	150,000	168,885
WR Berkley Corp., 5.375%, 09/15/2020	230,000	252,799
		421,684
Media (1.1%)
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 5.000%, 03/01/2021	255,000	275,081

Oil & Gas (1.0%)
Chesapeake Energy Corp., 6.625%, 08/15/2020	285,000	82,650
Statoil ASA, 6.700%, 01/15/2018	150,000	164,425
		247,075

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	December 31, 2015 (Unaudited)

	Principal Amount	Fair Value
Pharmaceuticals (1.3%)
Cardinal Health, Inc., 3.200%, 03/15/2023	$320,000	$316,112

Retail (5.6%)
Best Buy Co., Inc., 3.750%, 03/15/2016	200,000	200,720
Dillard's, Inc., 6.625%, 01/15/2018	275,000	296,862
Foot Locker, Inc., 8.500%, 01/15/2022	385,000	462,000
Oshkosh Corp., 5.375%, 03/01/2022	100,000	100,000
Walgreen Co., 3.100%, 09/15/2022	305,000	295,496
		1,355,078
Transportation (1.3%)
US Airways Group, Inc., 6.125%, 06/01/2018	300,000	305,250

TOTAL CORPORATE BONDS (COST $7,533,026)		7,295,647

MUNICIPAL BONDS (1.3%)
Kansas (0.6%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	153,671

Texas (0.7%)
County of Galveston TX, Build America General Obligation Bonds, Series B, 4.200%, 02/01/2017	150,000	154,620

TOTAL MUNICIPAL BONDS (COST $301,340)		308,291

	Shares	Fair Value
SHORT-TERM INVESTMENTS (2.8%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.076%	665,195	665,195

TOTAL SHORT-TERM INVESTMENTS (COST $665,195)		665,195

TOTAL INVESTMENTS (COST $24,961,173)	99.1%	$23,867,539

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.9%	209,260

NET ASSETS	100.0%	$24,076,799

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	December 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	Represents a step bond. Rate disclosed is as of December 31, 2015.

Common Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCK (97.7%)
Aerospace & Defense (1.0%)
Astronics Corp.(a)	11,585	$471,625
Kaman Corp.	11,040	450,543
		922,168
Auto Parts & Equipment (2.9%)
American Axle & Manufacturing Holdings, Inc.(a)	20,640	390,922
Cooper Tire & Rubber Co.	10,245	387,773
Cooper-Standard Holding, Inc.(a)	6,650	515,974
Dana Holding Corp.	31,425	433,665
Douglas Dynamics, Inc.	21,560	454,269
Tower International, Inc.	15,085	430,978
		2,613,581
Banks (13.6%)
BBCN Bancorp, Inc.	28,000	482,160
CenterState Banks, Inc.	29,400	460,110
Chemical Financial Corp.	12,490	428,032
Community Trust Bancorp, Inc.	11,931	417,108
ConnectOne Bancorp, Inc.	22,940	428,749
Customers Bancorp, Inc.(a)	16,605	451,988
Fidelity Southern Corp.	19,430	433,483
Financial Institutions, Inc.	16,900	473,200
First Busey Corp.	22,255	459,121
First Financial Bancorp	22,070	398,805
First Interstate BancSystem, Inc., Class A	14,635	425,439
German American Bancorp, Inc.	13,895	462,981
Great Southern Bancorp, Inc.	9,990	452,147
Heartland Financial USA, Inc.	12,470	391,059
Hilltop Holdings, Inc.(a)	21,025	404,101
Horizon Bancorp	17,295	483,568
IBERIABANK Corp.	7,515	413,851
Independent Bank Group, Inc.	12,850	411,200
Lakeland Bancorp, Inc.	35,991	424,334
MainSource Financial Group, Inc.	21,065	481,967
Northrim BanCorp, Inc.	17,010	452,466
QCR Holdings, Inc.	18,690	453,980
TCF Financial Corp.	28,300	399,596
Tompkins Financial Corp.	7,760	435,802
TriCo Bancshares	17,155	470,733
Univest Corp. of Pennsylvania	20,470	427,004
Walker & Dunlop, Inc.(a)	15,460	445,403
WesBanco, Inc.	14,185	425,834
		12,294,221

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Building Materials (1.0%)
Core Molding Technologies, Inc.(a)	29,535	$378,934
Global Brass & Copper Holdings, Inc.	23,775	506,408
		885,342
Chemicals (3.2%)
Cabot Corp.	12,250	500,780
Huntsman Corp.	37,340	424,556
Innophos Holdings, Inc.	12,630	366,017
Innospec, Inc.	9,030	490,419
Koppers Holdings, Inc.(a)	20,575	375,494
Minerals Technologies, Inc.	7,885	361,606
Stepan Co.	8,230	408,949
		2,927,821
Coal Operations (0.3%)
Hallador Energy Co.	69,065	314,936

Commercial Services (3.1%)
American Public Education, Inc.(a)	17,620	327,908
Capella Education Co.	9,555	441,632
Cross Country Healthcare, Inc.(a)	26,455	433,597
Grand Canyon Education, Inc.(a)	9,515	381,742
Medifast, Inc.	13,765	418,181
RPX Corp.(a)	38,250	420,750
TrueBlue, Inc.(a)	15,770	406,235
		2,830,045
Computers (3.0%)
Convergys Corp.	18,260	454,491
Insight Enterprises, Inc.(a)	17,065	428,673
Lexmark International, Inc., Class A	13,320	432,234
Mentor Graphics Corp.	17,945	330,547
Quality Systems, Inc.	33,165	534,620
Sykes Enterprises, Inc.(a)	16,745	515,411
		2,695,976
Distribution/Wholesale (0.6%)
Bassett Furniture Industries, Inc.	7,226	181,228
Essendant, Inc.	12,190	396,297
		577,525
Diversified Financial Services (4.2%)
CBIZ, Inc.(a)	41,415	408,352
CRA International, Inc.(a)	23,025	429,416
GAIN Capital Holdings, Inc.	52,310	424,234
ICF International, Inc.(a)	13,675	486,283
INTL. FCStone, Inc.(a)	15,415	515,786
Liberty Tax, Inc.	19,530	465,400

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (4.2%)(continued)
Marlin Business Services Corp.	19,940	$320,236
PennyMac Financial Services, Inc., Class A(a)	26,060	400,282
Piper Jaffray Cos.(a)	8,905	359,762
		3,809,751
Electric (2.0%)
ALLETE, Inc.	8,700	442,221
Avista Corp.	13,175	466,000
Black Hills Corp.	10,535	489,140
Otter Tail Corp.	15,560	414,363
		1,811,724
Electrical Components & Equipment (0.5%)
EnerSys	7,405	414,162

Electronics (4.1%)
Bel Fuse, Inc., Class B	21,290	368,104
Benchmark Electronics, Inc.(a)	20,305	419,705
GSI Group, Inc.(a)	31,560	429,847
II-VI, Inc.(a)	29,320	544,179
Methode Electronics, Inc.	15,590	496,230
Newport Corp.(a)	26,225	416,191
Stoneridge, Inc.(a)	36,070	533,836
Tech Data Corp.(a)	7,385	490,216
		3,698,308
Engineering & Construction (0.5%)
Aegion Corp.(a)	22,260	429,841

Environmental Control (0.4%)
Tetra Tech, Inc.	15,805	411,246

Food (1.8%)
Fresh Del Monte Produce, Inc.	11,470	445,954
Ingles Markets, Inc., Class A	9,655	425,592
SpartanNash Co.	18,777	406,334
SUPERVALU, Inc.(a)	56,915	385,884
		1,663,764
Forest Products & Paper (0.9%)
Clearwater Paper Corp.(a)	8,650	393,835
Schweitzer-Mauduit International, Inc.	10,555	443,204
		837,039
Hand & Machine Tools (0.5%)
Regal Beloit Corp.	7,320	428,366

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Healthcare Products (0.5%)
Exactech, Inc.(a)	22,775	$413,366

Healthcare Services (2.2%)
Charles River Laboratories International, Inc.(a)	6,235	501,232
INC Research Holdings, Inc., Class A(a)	12,474	605,114
LHC Group, Inc.(a)	9,288	420,653
Magellan Health, Inc.(a)	7,165	441,794
		1,968,793
Household Products (1.3%)
ACCO Brands Corp.(a)	50,715	361,598
CSS Industries, Inc.	15,270	433,362
Ennis, Inc.	21,480	413,490
		1,208,450
Insurance (5.6%)
AMERISAFE, Inc.	9,830	500,347
Aspen Insurance Holdings, Ltd.	8,615	416,105
Employers Holdings, Inc.	19,220	524,706
Essent Group, Ltd.(a)	17,825	390,189
FBL Financial Group, Inc., Class A	6,945	441,980
Federated National Holding Co.	17,485	516,857
Fidelity & Guaranty Life	16,845	427,358
Heritage Insurance Holdings, Inc.	21,860	476,985
Maiden Holdings, Ltd.	30,475	454,382
Selective Insurance Group, Inc.	15,585	523,344
State National Cos., Inc.	43,320	424,969
		5,097,222
Internet (1.4%)
Perficient, Inc.(a)	25,170	430,910
RetailMeNot, Inc.(a)	46,845	464,702
Web.com Group, Inc.(a)	20,365	407,504
		1,303,116
Leisure Services (0.5%)
Speedway Motorsports, Inc.	21,355	442,476

Lodging (0.9%)
Interval Leisure Group, Inc.	27,025	421,860
Isle of Capri Casinos, Inc.(a)	29,410	409,682
		831,542
Machinery - Construction & Mining (0.4%)
Hyster-Yale Materials Handling, Inc.	6,620	347,219

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Machinery - Diversified (1.6%)
Alamo Group, Inc.	7,875	$410,288
Applied Industrial Technologies, Inc.	7,705	311,975
Kadant, Inc.	9,050	367,521
Terex Corp.	18,540	342,619
		1,432,403
Media (0.8%)
Time, Inc.	20,605	322,880
Tribune Publishing Co.	47,130	434,539
		757,419
Metal Fabricate & Hardware (0.4%)
Commercial Metals Co.	29,120	398,653

Miscellaneous Manufacturing (5.4%)
Barnes Group, Inc.	11,060	391,413
Chase Corp.	11,145	453,936
Columbus McKinnon Corp.	21,745	410,981
Crane Co.	8,455	404,487
Fabrinet(a)	21,345	508,438
Federal Signal Corp.	26,595	421,531
FreightCar America, Inc.	20,160	391,709
General Cable Corp.	34,145	458,567
Insteel Industries, Inc.	24,795	518,711
LB Foster Co., Class A	29,470	402,560
Lydall, Inc.(a)	14,670	520,492
		4,882,825
Office Furnishings (1.8%)
Herman Miller, Inc.	14,235	408,545
Interface, Inc.	21,925	419,644
Knoll, Inc.	20,595	387,186
Steelcase, Inc., Class A	29,080	433,292
		1,648,667
Oil & Gas (2.4%)
Carrizo Oil & Gas, Inc.(a)	11,075	327,599
Delek US Holdings, Inc.	15,860	390,156
EP Energy Corp., Class A(a)	77,745	340,523
Laredo Petroleum, Inc.(a)	39,655	316,843
Panhandle Oil and Gas, Inc., Class A	23,305	376,609
Rowan Cos. PLC, Class A	23,000	389,850
		2,141,580
Oil & Gas Services (1.4%)
Chesapeake Utilities Corp.	8,705	494,009
Gulf Island Fabrication, Inc.	34,235	358,098
Matrix Service Co.(a)	22,025	452,393
		1,304,500

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Pharmaceuticals (1.7%)
Nutraceutical International Corp.(a)	17,190	$443,846
Omega Protein Corp.(a)	26,625	591,075
PharMerica Corp.(a)	13,995	489,825
		1,524,746
Real Estate Investment Trusts (5.0%)
Armada Hoffler Properties, Inc. REIT	25,365	265,825
CBL & Associates Properties, Inc. REIT	18,700	231,319
Cedar Realty Trust, Inc. REIT	35,680	252,614
Chatham Lodging Trust REIT	13,150	269,312
Chesapeake Lodging Trust REIT	9,810	246,820
CoreSite Realty Corp. REIT	4,375	248,150
Corrections Corp. of America REIT	10,115	267,946
Cousins Properties, Inc. REIT	26,395	248,905
Lexington Realty Trust REIT	29,625	237,000
National Storage Affiliates Trust REIT	17,395	297,976
One Liberty Properties, Inc. REIT	10,475	224,794
Ramco-Gershenson Properties Trust REIT	15,465	256,874
RLJ Lodging Trust REIT	11,105	240,201
Ryman Hospitality Properties, Inc. REIT	4,800	247,872
Sabra Health Care REIT, Inc.	13,415	271,385
Summit Hotel Properties, Inc. REIT	20,770	248,202
Sunstone Hotel Investors, Inc. REIT	16,890	210,956
The GEO Group, Inc. REIT	8,995	260,045
		4,526,196
Retail (7.5%)
Bloomin' Brands, Inc.	22,915	387,034
Bravo Brio Restaurant Group, Inc.(a)	41,100	369,900
Caleres, Inc.	15,070	404,177
Chico's FAS, Inc.	28,525	304,362
Express, Inc.(a)	23,925	413,424
Genesco, Inc.(a)	7,820	444,411
GNC Holdings, Inc., Class A	13,815	428,541
Kirkland's, Inc.(a)	31,440	455,880
Movado Group, Inc.	17,380	446,840
Oxford Industries, Inc.	6,900	440,358
Perry Ellis International, Inc.(a)	19,450	358,269
Rocky Brands, Inc.	27,720	320,443
Stein Mart, Inc.	53,260	358,440
The Finish Line, Inc., Class A	25,910	468,453
Tilly's, Inc., Class A(a)	68,110	451,569
Wolverine World Wide, Inc.	18,280	305,459
World Fuel Services Corp.	10,355	398,253
		6,755,813
Savings & Loans (3.0%)
Berkshire Hills Bancorp, Inc.	15,080	438,979

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Savings & Loans (3.0%)(continued)
Dime Community Bancshares, Inc.	25,455	$445,208
First Defiance Financial Corp.	12,280	463,938
Flagstar Bancorp, Inc.(a)	20,460	472,830
Flushing Financial Corp.	19,975	432,259
United Financial Bancorp, Inc.	32,960	424,525
		2,677,739
Semiconductors (1.5%)
IXYS Corp.	34,045	429,988
Microsemi Corp.(a)	11,760	383,258
Photronics, Inc.(a)	42,835	533,296
		1,346,542
Software (2.9%)
Coherent, Inc.(a)	6,080	395,869
ePlus, Inc.(a)	5,475	510,599
Lionbridge Technologies, Inc.(a)	78,230	384,109
MicroStrategy, Inc.(a)	2,455	440,157
Progress Software Corp.(a)	18,290	438,960
Verint Systems, Inc.(a)	10,740	435,614
		2,605,308
Technology (0.5%)
TeleTech Holdings, Inc.	16,815	469,307

Telecommunications (2.0%)
General Communication, Inc., Class A(a)	20,880	413,006
Gray Television, Inc.(a)	28,985	472,456
Inteliquent, Inc.	23,045	409,510
Polycom, Inc.(a)	38,295	482,134
		1,777,106
Transportation (3.4%)
Aaron's, Inc.	18,020	403,468
ArcBest Corp.	19,430	415,608
Hub Group,Inc., Class A(a)	12,995	428,185
McGrath RentCorp	16,075	404,929
Roadrunner Transportation Systems, Inc.(a)	42,035	396,390
Swift Transportation Co.(a)	19,590	270,734
Universal Truckload Services, Inc.	25,975	364,689
Werner Enterprises, Inc.	15,475	361,960
		3,045,963
TOTAL COMMON STOCK (COST $88,264,539)		88,472,767

TOTAL INVESTMENTS (COST $88,264,539)	97.7%	$88,472,767
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	2.3%	2,053,612
NET ASSETS	100.0%	$90,526,379

(a)	Non-income producing security.

Common Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCK (96.3%)
Aerospace & Defense (1.2%)
The Boeing Co.	935	$135,192

Auto Manufacturers (3.2%)
Ford Motor Co.	8,480	119,483
General Motors Co.	3,890	132,299
PACCAR, Inc.	2,430	115,182
		366,964
Auto Parts & Equipment (1.0%)
Johnson Controls, Inc.	2,850	112,547

Banks (14.0%)
Bank of America Corp.	7,765	130,685
BB&T Corp.	3,510	132,713
Capital One Financial Corp.	1,690	121,984
Citigroup, Inc.	2,485	128,599
Fifth Third Bancorp	7,435	149,443
JPMorgan Chase & Co.	2,210	145,926
KeyCorp	9,720	128,207
State Street Corp.	1,640	108,830
SunTrust Banks, Inc.	3,465	148,441
The Goldman Sachs Group, Inc.	720	129,766
U.S. Bancorp	3,285	140,171
Wells Fargo & Co.	2,455	133,454
		1,598,219
Biotechnology (3.6%)
Amgen, Inc.	840	136,357
Biogen, Inc.(a)	475	145,516
Gilead Sciences, Inc.	1,240	125,476
		407,349
Chemicals (3.2%)
Eastman Chemical Co.	1,915	129,282
The Dow Chemical Co.	2,330	119,948
The Mosaic Co.	4,090	112,843
		362,073
Computers (4.3%)
Apple, Inc.	1,135	119,470
Cognizant Technology Solutions Corp., Class A(a)	2,125	127,543
International Business Machines Corp.	915	125,922
NetApp, Inc.	4,275	113,416
		486,351
Diversified Financial Services (5.2%)
Ally Financial, Inc.(a)	6,560	122,279

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (5.2%) (continued)
American Express Co.	1,680	$116,844
Ameriprise Financial, Inc.	1,015	108,016
Discover Financial Services	2,405	128,956
The Western Union Co.	6,835	122,415
		598,510
Electric (3.3%)
Entergy Corp.	1,830	125,099
Exelon Corp.	4,015	111,496
FirstEnergy Corp.	4,400	139,612
		376,207
Engineering & Construction (1.0%)
Fluor Corp.	2,490	117,578

Food (2.2%)
Campbell Soup Co.	2,395	125,857
Tyson Foods, Inc., Class A	2,315	123,459
		249,316
Forest Products & Paper (1.0%)
International Paper Co.	3,040	114,608

Healthcare Services (5.9%)
Aetna, Inc.	1,325	143,259
Anthem, Inc.	950	132,468
HCA Holdings, Inc.(a)	1,910	129,173
Quest Diagnostics, Inc.	2,040	145,126
Universal Health Services, Inc., Class B	1,050	125,464
		675,490
Household Products (1.1%)
Whirlpool Corp.	880	129,246

Insurance (7.4%)
ACE, Ltd.	1,205	140,804
Aflac, Inc.	2,170	129,983
Lincoln National Corp.	2,345	117,860
MetLife, Inc.	2,255	108,713
Prudential Financial, Inc.	1,480	120,487
The Hartford Financial Services Group, Inc.	2,530	109,954
The Travelers Cos., Inc.	1,100	124,146
		851,947
Leisure Time (0.9%)
Harley-Davidson, Inc.	2,370	107,574

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Lodging (1.0%)
Wyndham Worldwide Corp.	1,535	$111,518

Media (2.0%)
Time Warner, Inc.	1,845	119,316
Viacom, Inc., Class B	2,730	112,367
		231,683
Miscellaneous Manufacturing (1.0%)
Eaton Corp. PLC	2,285	118,911

Oil & Gas (4.3%)
Chevron Corp.	1,385	124,594
Ensco PLC, Class A	7,605	117,041
Exxon Mobil Corp.	1,638	127,682
Occidental Petroleum Corp.	1,870	126,431
		495,748
Packaging & Containers (1.1%)
Sealed Air Corp.	2,910	129,786

Pharmaceuticals (5.9%)
Cardinal Health, Inc.	1,610	143,725
Express Scripts Holding Co.(a)	1,480	129,367
McKesson Corp.	655	129,185
Pfizer, Inc.	4,110	132,671
Teva Pharmaceutical Industries, Ltd., ADR	2,110	138,500
		673,448
Retail (6.3%)
Bed Bath & Beyond, Inc.(a)	2,195	105,909
Macy's, Inc.	3,605	126,103
Michael Kors Holdings, Ltd.(a)	2,660	106,560
Nordstrom, Inc.	2,505	124,774
The Gap, Inc.	4,880	120,536
Wal-Mart Stores, Inc.	2,135	130,875
		714,757
Semiconductors (1.2%)
Lam Research Corp.	1,700	135,014

Software (2.2%)
Akamai Technologies, Inc.(a)	2,355	123,944
VMware, Inc., Class A(a)	2,255	127,565
		251,509
Telecommunications (7.6%)
AT&T, Inc.	3,790	130,414

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	December 31, 2015 (Unaudited)

	Shares	Fair Value
Telecommunications (7.6%) (continued)
CenturyLink, Inc.	4,335	$109,069
Cisco Systems, Inc.	4,950	134,417
Comcast Corp., Class A	2,185	123,299
Discovery Communications, Inc., Class A(a)	4,345	115,925
Juniper Networks, Inc.	4,620	127,512
Verizon Communications, Inc.	2,805	129,647
		870,283
Transportation (5.2%)
CH Robinson Worldwide, Inc.	1,915	118,768
Cummins, Inc.	2,465	216,945
Union Pacific Corp.	1,540	120,428
United Rentals, Inc.(a)	1,970	142,904
		599,045
TOTAL COMMON STOCK (COST $11,724,805)		11,020,873

SHORT-TERM INVESTMENTS (3.6%)
Federated Treasury Obligations Money Market, 7 Day Yield 0.076%	417,821	417,821

TOTAL SHORT-TERM INVESTMENTS (COST $417,821)		417,821

TOTAL INVESTMENTS (COST $12,142,626)	99.9%	$11,438,694

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.1%	9,004

NET ASSETS	100.0%	$11,447,698
(a)	Non-income producing security.

Common Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small‐Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid‐Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), open‐end funds, closed‐end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the mean of the quoted bid and asked prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including

NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years of 2012-2014 and as of and during the period ended December 31, 2015, have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2015:

NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$14,093,790	$-	$-	$14,093,790
Exchange Traded Funds	996,071	-	-	996,071
Government Bond	-	508,545	-	508,545
Corporate Bonds	-	7,295,647	-	7,295,647
Municipal Bonds	-	308,291	-	308,291
Short-Term Investments	665,195	-	-	665,195
Total	$15,755,056	$8,112,483	$-	$23,867,539

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$88,472,767	$-	$-	$88,472,767
Total	$88,472,767	$-	$-	$88,472,767

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,020,873	$-	$-	$11,020,873
Short-Term Investments	417,821	-		417,821
Total	$11,438,694	$-	$-	$11,438,694

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2015.

For the period ended December 31, 2015, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at December 31, 2015, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$802,998	$6,917,310	$540,671
Gross unrealized depreciation (excess of tax cost over value)	(1,896,632)	(6,709,082)	(1,244,603)
Net unrealized appreciation (depreciation)	$(1,093,634)	$208,228	$(703,932)
Cost of investments for income tax purposes	$24,961,173	$88,264,539	$12,142,626

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

 (b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP GROUP OF FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer)

Date:	February 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	February 10, 2016